SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Schedule of disaggregated revenue information
	Individuals and communities	Institutions and payers	Others	Total
Year ended December 31, 2024:

Europe	-	12,673	-	12,673
Israel	20,325	23,126	-	43,451
ROW	-	-	655	655

Total revenues	20,325	35,799	655	56,779

Year ended December 31, 2023:

Europe	-	14,067	-	14,067
Israel	20,913	21,179	-	42,092
ROW	-	-	916	916

Total revenues	20,913	35,246	916	57,075

Year ended December 31, 2022:

Europe	-	13,374	-	13,374
Israel	22,161	22,975	2	45,138
ROW	-	-	486	486

Total revenues	22,161	36,349	488	58,998

Schedule of revenue from geographic segments
	Year ended December 31,
	2024	2023	2022
Segment profit (loss):

Europe	(4,139)	(5,347)	(3,044)
Israel	8,346	8,424	8,641
ROW	(4,158)	(3,622)	(2,972)

	49	(545)	2,625
Unallocated income and expenses:

Corporate, R&D and other expenses	(7,115)	(6,263)	(7,375)
Other expenses	(19,727)	(2,198)	(416)

Operating loss	(26,793)	(9,006)	(5,166)
Financial income, net	(21)	3,042	6,478

Profit (loss) before taxes on income	(26,814)	(5,964)	1,312

Schedule of additional information of segments
	Europe	Israel	Others	Total

Year ended December 31, 2024

Cost of revenues (*)	6,299	22,385	911	29,595
Depreciation and amortization	3,015	4,496	30	7,541
Impairment of goodwill and intangible assets	15,098	1,117	-	16,215

	Europe	Israel	ROW	Unallocated assets	Total

Non-current assets	5,359	35,445	3,206	4,678	48,688

	Europe	Israel	Others	Total

Year ended December 31, 2023

Cost of revenues (*)	7,429	21,484	923	29,836
Depreciation and amortization	3,637	4,049	6	7,692

	Europe	Israel	ROW	Unallocated assets	Total

Non-current assets	23,588	36,803	1,940	4,910	67,241

(*) excluding depreciation and amortization

	Europe	Israel	Others	Total

Year ended December 31, 2022

Cost of revenues (*)	6,975	22,099	946	30,020
Depreciation and amortization	2,654	4,470	10	7,134

	Europe	Israel	ROW	Unallocated assets	Total

Non-current assets	27,132	40,056	1,767	2,636	71,591

(*) excluding depreciation and amortization